S000071281 [Member] Expense Example - iShares U.S. Carbon Transition Readiness Aware Active ETF - iShares U.S. Carbon Transition Readiness Aware Active ETF	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	$ 366